BBH TRUST

BBH International Equity Fund
class n shares (“BBHEX”)
class i shares (“BBHLX”)

SUPPLEMENT DATED DECEMBER 23, 2014
TO THE PROSPECTUS
DATED FEBRUARY 28, 2014

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.

Effective immediately, the following information replaces the Mondrian portion of the Portfolio Managers table in the “Investment Adviser” section on page 11 of the Prospectus:

Portfolio Managers

		Portfolio Manager
Sub-Adviser	Name	of the Fund Since	Title
Mondrian	Elizabeth A. Desmond	2004	Director, Chief Investment Officer, International Equities
	Nigel A. Bliss	2014	Senior Portfolio Manager
	Andrew R. Porter	2014	Senior Portfolio Manager
	Melissa J. Platt	2011	Portfolio Manager

Effective immediately, the following information replaces the Mondrian portion of the Sub-Adviser table in the “Management of the Fund” section on page 23 of the Prospectus:

	Portfolio Manager/Portfolio	Fund
	Management Team Members, Title,	Manager
Sub-Adviser	Past 5 Years’ Business Experience	Since
Mondrian Investment	Elizabeth A. Desmond	2004
Partners Limited	Director, Chief Investment Officer,
10 Gresham Street,	International Equities
London EC2V 7JD	Nigel A. Bliss	2014
UK	Senior Portfolio Manager
	Andrew R. Porter	2014
	Senior Portfolio Manager
	Melissa J. Platt	2011
	Portfolio Manager

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE